Share Incentive Plan - Summary of Share Option Plan Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding balance	15,871,228
Granted	22,228,741
Exercised	(58,960)
Cancelled or forfeited	(1,914,638)
Outstanding balance	36,126,371	15,871,228
Exercisable	15,869,209
Vested and expected to vest	30,523,472
Weighted-Average Exercise Price
Outstanding	$ 1.06
Granted	0.96
Exercised	0.84
Cancelled or forfeited	1.11
Outstanding	0.99	$ 1.06
Exercisable	0.99
Vested and expected to vest	$ 0.99
Average Remaining Contractual Life (in years)
Outstanding	7 years 9 months 18 days	6 years 8 months 12 days
Exercisable	6 years 1 month 6 days
Vested and expected to vest	7 years 6 months
Aggregate Intrinsic Value
Aggregate Intrinsic Value, outstanding		$ 3,580,527